Note 35 - Purchase and sale commitments and future payment obligations- Maturity of future payment obligations (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Not Later Than One Year Member
Maturity of Future Payment Obligations Line Items
Purchase commitments future payments	€ 23,000,000
Technology and systems projects	4,000,000
Other projects future payments	19,000,000
Total Future payments obligations	23,000,000
Later than one year and not later than three years member
Maturity of Future Payment Obligations Line Items
Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	0
Later Than Three Years And Not Later Than Five Years [Member]
Maturity of Future Payment Obligations Line Items
Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	0
Later Than Five Years [Member]
Maturity of Future Payment Obligations Line Items
Purchase commitments future payments	0
Technology and systems projects	0
Other projects future payments	0
Total Future payments obligations	0
Total Member
Maturity of Future Payment Obligations Line Items
Purchase commitments future payments	23,000,000
Technology and systems projects	4,000,000
Other projects future payments	19,000,000
Total Future payments obligations	€ 23,000,000